Net income per share	12 Months Ended
Dec. 31, 2021
Net income per share
Net income per share

17. Net income per share

Basic and diluted net income per share for each of the years presented are calculated as follows:

	For Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net income (loss)	281,891	426,534	(205,963)
Net loss (income) attributable to non-controlling interests	187	(796)	(1,505)
Net (income) loss attributable to redeemable non-controlling interests	(781)	254	(12,362)
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	281,297	425,992	(219,830)

Net income per share attributable to ordinary shareholders of Baozun Inc.
Basic	1.62	2.27	(1.02)
Diluted	1.57	2.23	(1.02)

Net income per ADS (1 ADS represents 3 Class A ordinary shares) attributable to ordinary shareholders of Baozun Inc.
Basic	4.85	6.82	(3.05)
Diluted	4.72	6.69	(3.05)

Shares (Denominator):
Weighted average number of ordinary shares
Basic	173,937,013	187,322,781	216,370,290
Diluted	178,932,010	190,988,171	216,370,290

During the years ended 2019, 2020 and 2021, the Group had 465,000, 330,000 and 527,416 outstanding restricted share units respectively, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.

In applying the if-converted method, the conversion of the convertible senior notes was not assumed as the effect would have been anti-dilutive.

12,692,328 ordinary shares issued to ADS Borrowers are not considered as outstanding and which were excluded from the computation of basic and diluted earnings per share. See details in Note 11.